Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	ZNH
Entity Registrant Name	CHINA SOUTHERN AIRLINES CO LTD
Entity Central Index Key	0001041668
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
A Shares (par value RMB1.00 per share) [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,022,650,000
H Shares (par value RMB1.00 per share) [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,065,523,272